Loans, allowance for loan losses and credit quality - Allowance roll-forward (Details 2) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Allowance for loan losses
Balance at beginning of period	SFr 724	SFr 597
Net movements recognized in statements of operations	98	41
Gross write-offs	(117)	(71)
Recoveries	32	12
Net write-offs	(85)	(59)
Provisions for interest	6	12
Foreign currency translation impact and other adjustments, net	(9)	(19)
Balance at end of period	734	572
of which individually evaluated for impairment	528	393
of which collectively evaluated for impairment	206	179
Gross loans held at amortized cost
Gross loans held at amortized cost	236,619	234,069	SFr 235,019
of which individually evaluated for impairment	2,050	1,321
of which collectively evaluated for impairment	234,569	232,748
Loans held at amortized cost
Purchases	1,415	2,579
Reclassifications from loans held-for-sale	125	158
Reclassifications to loans held-for-sale	2,296	373
Sales	30	214
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	611	466
Net movements recognized in statements of operations	106	31
Gross write-offs	(102)	(27)
Recoveries	29	9
Net write-offs	(73)	(18)
Provisions for interest	1	9
Foreign currency translation impact and other adjustments, net	(5)	(15)
Balance at end of period	640	473
of which individually evaluated for impairment	459	320
of which collectively evaluated for impairment	181	153
Gross loans held at amortized cost
Gross loans held at amortized cost	109,585	107,712	107,548
of which individually evaluated for impairment	1,571	853
of which collectively evaluated for impairment	108,014	106,859
Loans held at amortized cost
Purchases	1,415	2,348
Reclassifications from loans held-for-sale	125	158
Reclassifications to loans held-for-sale	664	373
Sales	30	214
Consumer
Allowance for loan losses
Balance at beginning of period	113	131
Net movements recognized in statements of operations	(8)	10
Gross write-offs	(15)	(44)
Recoveries	3	3
Net write-offs	(12)	(41)
Provisions for interest	5	3
Foreign currency translation impact and other adjustments, net	(4)	(4)
Balance at end of period	94	99
of which individually evaluated for impairment	69	73
of which collectively evaluated for impairment	25	26
Gross loans held at amortized cost
Gross loans held at amortized cost	127,034	126,357	SFr 127,471
of which individually evaluated for impairment	479	468
of which collectively evaluated for impairment	126,555	125,889
Loans held at amortized cost
Purchases	0	231
Reclassifications from loans held-for-sale	0	0
Reclassifications to loans held-for-sale	1,632	0
Sales	SFr 0	SFr 0